Income Taxes - Summary of Changes in Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 276,113	¥ (192,767)
Defined benefit plan liabilities [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	12,473	16,927
Accrued expenses and liabilities for quality assurance [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(18,256)	(18,676)
Other accrued employees' compensation [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	3,125	4,557
Operating loss carryforwards for tax purposes [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	1,265	(295,656)
Allowance for doubtful accounts and credit losses [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	6,042	19,293
Property, plant and equipment and other assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	4,468	(76,680)
Undistributed earnings of foreign subsidiaries [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	6,144	1,290
Undistributed earnings of associates and joint ventures [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	47,840	(33,008)
Basis difference of acquired assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(18,302)	(10,033)
Capitalized development costs [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(1,762)	(4,434)
Lease transactions [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	209,972	286,869
Other [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 23,104	¥ (83,216)